S000094834 [Member] Investment Objectives and Goals - Man Active Income ETF	Sep. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Man Active Income ETF Summary
Objective [Heading]	Risk/Return Summary: Investment Objective
Objective, Primary [Text Block]	Man Active Income ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	Capital growth is a secondary objective.